COMMITMENTS AND CONTINGENCIES (Details)	Sep. 30, 2020 USD ($)
Undiscounted minimum future lease payments
Total instalments due	$ 67,065
Imputed interest	(4,775)
Total operating lease liability	62,290
Disclosed as:
Current portion	43,049
Non-current portion	19,241
Present value of operating lease liability	$ 62,290